UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008
                                               -----------------

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Pinnacle Advisers, L.P.
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Address:   4965 Preston Park Blvd
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           Suite 240, Plano, TX 75093
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Form 13F File Number: 28-028-12894
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Barry M. Kitt
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Title:  Sole member of Pinnacle Fund Management, LLC,
        ---------------------------------------------
        its General Partner
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Phone:  972-985-2121
        ---------------------------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Barry M. Kitt                   Plano, TX                  February 11, 2009
--------------------------------------------------------------------------------
   [Signature]                    [City, State]                     [Date]

Report Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
                                         -----------
Form 13F Information Table Entry Total:           11
                                         -----------
Form 13F Information Table Value Total:     $109,822
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                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    13F File     Number Name
1      028-12801    Barry M. Kitt

                                              FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
American Oriental              Common           028731107     7180 1057500 sh  call defined 1           x      0    0
Bioengineering Inc.
China Sec & Surve Tech Inc.    Common           16942J105     9227 2082932 sh       defined 1           x      0    0
China Information Security     Common           16944F101    12314 3420479 sh       defined 1           x      0    0
Technoogy Inc
China Transinfo Technology     Common           169453107     3389 1111111 sh       defined 1           x      0    0
Corp
Fortress Intl Group Inc.       Common           34958D102      878  924663 sh       defined 1           x      0    0
Heckmann Corp                  Common           422680108    36214 7540649 sh       defined 1           x      0    0
Heckmann Corp                  *W Exp 11/09/201 422680108     1382 1201800 sh       defined 1           x      0    0
Ishares                        Russell 2000     464287655     9848  200000 sh  put  defined 1           x      0    0
Manitex International Inc      Common           563420108     1367 1340475 sh       defined 1           x      0    0
Parkervision Inc.              Common           701354102     3293 1333019 sh       defined 1           x      0    0
Zhongpin, Inc.                 Common           98952K107    24730 2060828 sh       defined 1           x      0    0